TDCC Consolidated Balance Sheets Balance Sheet Parentheticals - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts and notes receivable:
Allowance for doubtful receivables	$ 42	$ 59
Investments
Investments carried at fair value	1,699	1,512
Property
Other intangible assets, accumulated amortization	$ 3,379	$ 2,842
Common stock authorized (in shares)	100	100
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock issued (in shares)	100	100
Primary Beneficiary | Cash and Cash Equivalents
Pledged current assets	$ 71	$ 86
Primary Beneficiary | Property, Plant and Equipment
Property
Pledged noncurrent assets	683	855
Primary Beneficiary | Long-term Debt [Member]
Property
Noncurrent liabilities - nonrecourse	75	249
The Dow Chemical Company [Domain]
Accounts and notes receivable:
Allowance for doubtful receivables	42	59
Investments
Investments carried at fair value	1,699	1,512
Property
Other intangible assets, accumulated amortization	$ 3,379	$ 2,842
Common stock authorized (in shares)	100	100
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock issued (in shares)	100	100
The Dow Chemical Company [Domain] | Primary Beneficiary | Cash and Cash Equivalents
Pledged current assets	$ 71	$ 86
The Dow Chemical Company [Domain] | Primary Beneficiary | Property, Plant and Equipment
Property
Pledged noncurrent assets	683	855
The Dow Chemical Company [Domain] | Primary Beneficiary | Long-term Debt [Member]
Property
Noncurrent liabilities - nonrecourse	$ 75	$ 249